EMPLOYEE BENEFIT PLAN - Summary of components of actuarial loss (gain) on retirement benefits (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan [Abstract]
Actuarial (gain) / loss on arising from change in financial assumption					$ (34)	$ 30
Actuarial gain on arising from experience adjustment					(12)	(42)
Total Actuarial gain on obligation	$ (33)	$ (45)	$ 4	$ 26	$ (46)	$ (12)